Long-Term Debt - Disclosed in the Condensed Consolidated Balance Sheets (for December 31, 2015) (Table) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Long-Term Debt [Abstract]
Liabilities associated with vessels held for sale	$ 47,587,119	$ 0
Current portion of long-term debt	97,086,782	19,991,791
Long-term debt	0	206,425,996
Total	$ 144,673,901	$ 226,417,787